COMMITMENTS - Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease expense	$ 8.6	$ 6.7	$ 5.9
Lease commitments	35.5
2019
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	8.5
2020
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	6.2
2021
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	5.3
2022
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	4.7
2023
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	4.7
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments	$ 6.1